UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus BASIC Municipal Fund, Inc.
        200 Park Avenue

        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number:  811-6377

      Securities Act File Number:  33-42162

4(a). Last day of fiscal year for which this notice is filed:

            August 31, 1999

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

Dreyfus BASIC Intermediate Bond Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $48,639,403
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or           $25,394,294
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or               $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$25,394,294
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater  than Item         $23,245,109
              5(iv)[subtract Item 5(iv) from Item 5(i)]:           -------------

         (vi) Redemption  credits available for use in future       $(-0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000278
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$6,462.14
              5(vii) (enter "0" if no fee is due):                 =============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                  -------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                   =$  6,462.14
                                                                   =============
Dreyfus BASIC Municipal Bond Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $160,231,762
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $84,130,784
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$84,130,784
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater  than Item         $76,100,978
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        --------------

         (vi) Redemption  credits  available for use in future    $( -0- )
              years -- if Item 5(i) is less than Item  5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .000278
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$21,156.07
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  21,156.07
                                                                   =============
Dreyfus BASIC Municipal Money Market Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $527,937,930
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $533,875,712
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $484,218,167
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$1,018,093,879
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales  - if Item 5(I) is greater than Item      $ -0-
             5(iv) [subtract Item 5(iv) from Item 5(i)]:         ---------------

         (vi) Redemption credits available for use in future $(490,155,949) years -- if Item 5(i) isless than Item 5(iv) --------------- [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000278
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 0.00
              5(vii) (enter "0" if no fee is due):               ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  0.00
                                                                   =============


Dreyfus BASIC New Jersey Municipal Money Market Fund
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $71,925,852
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $78,601,601
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $17,927,415
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$96,529,016
              5(ii) and 5(iii):                                   --------------

          (v) Net  Sales  - if Item 5(I) is greater than Item       $ -0-
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------

         (vi) Redemption credits available for use in future      $(24,603,164)
              years -- if Item 5(i) is less than Item 5(iv)       --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000278
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 0.00
              5(vii) (enter "0" if no fee is due):                ==============



6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  0.00
                                                                  =============


TOTAL FOR ALL:                                                     =$  27,618.21
                                                                   =============


9.    Date  the   registration   fee  and  interest  payment  was  sent  to  the
      Commission's lockbox depository:

            Method of Delivery:

                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means

                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*

                                    ------------------------------------
                                    Stephanie Pierce, Vice President

      Date:

* Please print the name and title of the signing officer below the signature.